Consolidated statements of operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related party transaction general and administration expenses	$ 311,676	$ 219,717	$ 331,408